Nature of business and organization - Activities (Details)	Dec. 31, 2020	Jun. 30, 2020
Xiangtai BVI
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
JMC
Noncontrolling Interest, Ownership Percentage by Parent	51.00%	51.00%
Silanchi
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai BVI | Xiangtai BVI
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Xiangtai BVI | Xiangtai HK
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Xiangtai HK | Xiangtai WFOE
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Xiangtai WFOE | GA Yongpeng
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Xiangtai WFOE | CQ Pengmei
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Silanchi | Haochuangge
Noncontrolling Interest, Ownership Percentage by Parent	100.00%